Subsequent Events	3 Months Ended
Apr. 30, 2022
Subsequent Events

(17) Subsequent Events

The Company has completed an evaluation of all subsequent events after the balance sheet date of April 30, 2022 through the date this Quarterly Report on Form 8-K was filed with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of April 30, 2022, and events which occurred subsequently but were not recognized in the financial statements. The Company notes the following.

Discontinued Operations

On June 12, 2022, Skillsoft entered into a Stock Purchase Agreement (the “Purchase Agreement”), by and among Skillsoft, Skillsoft (US) Corporation (“Seller”), Amber Holding Inc. (“SumTotal”), and Cornerstone OnDemand, Inc. (“Buyer”), pursuant to which, subject to the certain terms and conditions contained therein, Seller agreed to sell, and Buyer agreed to purchase, all of Seller’s right, title and interest in and to one hundred percent (100%) of the outstanding shares of capital stock of SumTotal. On August 15, 2022, the Company completed the sale of its SumTotal business. The Company received net proceeds of $180.0 million and reserved $8.0 million for working capital contingency which is subject to customary adjustments as set forth in the Purchase Agreement.

In connection with the sale, the parties to the Purchase Agreement entered into certain other agreements, including a transition services agreement pursuant to which each of Seller and Buyer agreed to provide the other party with certain transition services for a limited period following the closing.

Impairment of Goodwill and Intangible Assets

During the three months ended July 31, 2022, the Global Knowledge instructor led training (“ILT”) business experienced a significant decline in bookings and GAAP revenue compared to the corresponding period in the prior year. In light of the circumstances and indicators of impairment, the Company first considered whether any impairment was present for the Global Knowledge long-lived assets group, concluding that no such impairments were present after conducting an undiscounted cash flow recoverability test. In accordance with ASC 350, the Company next considered whether there were any indicators of impairment for Global Knowledge goodwill, concluding that triggering events had occurred, necessitating an interim goodwill impairment test as of July 31, 2022.  In comparing the estimated fair value of the Global Knowledge reporting unit to its carrying value, the Company considered the results of both a discounted cash flow analysis and a market multiples approach. The results of the impairment test performed indicated that the carrying value of the Global Knowledge reporting unit exceeded its estimated fair value. Based on the results of the goodwill impairment testing procedures, the Company recorded a $70.5 million goodwill impairment for the three and six months ended July 31, 2022 (unaudited).

During the three months ended October 31, 2022, the Company experienced a substantial decline in its stock price resulting in the total market value of its shares of stock outstanding (“market capitalization”) being less than the carrying value of its reporting units. Management considered the impact of current macroeconomic conditions on the Company’s projected operating results and assumptions used in the income approach or discounted cash flow method and market approach models that impact the fair value of the Company’s reporting units. The macroeconomic conditions considered include deterioration in the equity markets evidenced by sustained declines in the Company’s stock price, those of its peers, and major market indices, which reduced the market multiples, along with an increase in the weighted-average cost of capital primarily driven by an increase in interest rates. In addition, the Company lowered its projected operating results primarily due to the foreign exchange impact, underperformance of Global Knowledge business, and macroeconomic uncertainty. After considering all available evidence in the evaluation of goodwill impairment indicators, management determined it appropriate to perform an interim quantitative assessment of the Skillsoft content and Global Knowledge reporting units as of October 31, 2022.

In comparing the estimated fair value of the Skillsoft content and Global Knowledge reporting units to the carrying value, management considered the results of both a DCF analysis and a market multiples approach. The results of the impairment test performed indicated that the carrying value of the Skillsoft content and Global Knowledge reporting units exceeded the estimated fair value. Based on the results of the goodwill impairment testing procedures, the Company recorded a $569.3 million goodwill impairment for Skillsoft content segment and additional goodwill impairment for Global Knowledge segment, totalling $570.9 million, during the three months ended October 31, 2022.

Share Repurchase Authorization

On September 7, 2022, the Board of Directors authorized Skillsoft to repurchase up to $30 million of its Class A common stock, which authorization will expire September 7, 2023 unless extended. Under the program, the Company may purchase shares in the open market, in private negotiated transactions, or by other means from time to time. The timing and amount of any shares purchased will be based upon a variety of factors, including the share price of Class A common stock, general market conditions, alternative uses for capital such as reducing debt, the Company’s financial performance, and other considerations. The share repurchase program does not obligate the Company to purchase any minimum number of shares, and the program may be suspended, modified, or discontinued at any time without prior notice. The Company repurchased 645,428 of its shares for $1.4 million during the three months ended October 31, 2022.